Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 51,036	$ 35,818
Research and development tax credits	7,018	5,286
Stock based compensation	1,250	594
Fixed assets and intangibles	(342)	61
Lease liability	2,798	181
Other timing differences	1,622	565
Total deferred tax assets	63,382	42,505
Valuation allowance	(60,653)	(42,342)
Net deferred tax assets	2,729	163
Deferred tax liabilities
Right of use assets	(2,729)	(163)
Total deferred tax liabilities	(2,729)	(163)
Net deferred tax assets	$ 0	$ 0